Equity Transactions (Details Narrative)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2016 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 shares	Sep. 30, 2013	Mar. 31, 2013	May 23, 2016 shares	Sep. 06, 2013 $ / shares shares	Sep. 05, 2013 $ / shares shares	Jul. 18, 2013 shares
Common Stock, Shares Authorized	4,000,000,000	4,000,000,000		4,000,000,000	4,000,000,000				4,000,000,000	375,030,000	900,000
Common Stock, Par Value | $ / shares	$ 0.001	$ 0.001		$ 0.001	$ .001					$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000		10,000,000	10,000,000
Preferred Stock, Par Value | $ / shares	$ .001	$ 0.001		$ .001	$ .001
Series A Preferred Stock, Designated												6,000,000
Common Stock, Issued	216,364,262	1,307,401,310		216,364,262	15,410,840
Preferred Stock, Issued	6,000,000	6,000,000		6,000,000	6,000,000
Common Stock, shares issued					14,690
Stock split ratio		0.01		4.167			4.167	4.1671
Options granted, number of shares	3,900,003			3,900,003	197,500	475,033
Shares issued for services						1,182,141
Shares issued for services, value | $				$ 49,155	$ 796,050
Debt Instrument, Converted Amount | $		$ 109,144	$ 454,077	602,374	499,686
Stock-based compensation | $			$ 198,128	$ 240,999	$ 866,128
Debt Conversion #1
Date of Issuance				Sep. 22, 2014
Common Stock, shares issued				5,505
Common Stock, price per share | $ / shares				$ 2.18
Debt Instrument, Converted Amount | $				$ 12,000
Debt Conversion #2
Date of Issuance				Oct. 01, 2014
Common Stock, shares issued				6,487
Common Stock, price per share | $ / shares				$ 1.85
Debt Instrument, Converted Amount | $				$ 12,000
Debt Conversion #3
Date of Issuance				Oct. 08, 2014
Common Stock, shares issued				5,056
Common Stock, price per share | $ / shares				$ 1.78
Debt Instrument, Converted Amount | $				$ 9,000
Debt Conversion #4
Date of Issuance				Oct. 16, 2014
Common Stock, shares issued				4,546
Common Stock, price per share | $ / shares				$ 1.32
Debt Instrument, Converted Amount | $				$ 6,000
Debt Conversion #5
Date of Issuance				Oct. 29, 2014
Common Stock, shares issued				12,500
Common Stock, price per share | $ / shares				$ 1.20
Debt Instrument, Converted Amount | $				$ 15,000
Debt Conversion #6
Date of Issuance				Nov. 03, 2014
Common Stock, shares issued				8,197
Common Stock, price per share | $ / shares				$ 1.22
Debt Instrument, Converted Amount | $				$ 10,000
Debt Conversion #7
Date of Issuance				Nov. 07, 2014
Common Stock, shares issued				11,881
Common Stock, price per share | $ / shares				$ 1.01
Debt Instrument, Converted Amount | $				$ 12,000
Debt Conversion #8
Date of Issuance				Nov. 19, 2014
Common Stock, shares issued				28,312
Common Stock, price per share | $ / shares				$ 0.64
Debt Instrument, Converted Amount | $				$ 18,120
Debt Conversion #9
Date of Issuance				Dec. 08, 2014
Common Stock, shares issued				34,884
Common Stock, price per share | $ / shares				$ 0.43
Debt Instrument, Converted Amount | $				$ 15,000
Debt Conversion #10
Date of Issuance				Dec. 15, 2014
Common Stock, shares issued				42,857
Common Stock, price per share | $ / shares				$ 0.28
Debt Instrument, Converted Amount | $				$ 12,000
Debt Conversion #11
Date of Issuance				Dec. 26, 2014
Common Stock, shares issued				74,783
Common Stock, price per share | $ / shares				$ 0.23
Debt Instrument, Converted Amount | $				$ 17,200
Debt Conversion #12
Date of Issuance				Feb. 11, 2015
Common Stock, shares issued				747,500
Common Stock, price per share | $ / shares				$ 0.04
Debt Instrument, Converted Amount | $				$ 29,900
Debt Conversion #13
Date of Issuance				Feb. 12, 2015
Common Stock, shares issued				373,561
Common Stock, price per share | $ / shares				$ 0.046
Debt Instrument, Converted Amount | $				$ 17,333
Debt Conversion #15
Date of Issuance				Feb. 13, 2015
Common Stock, shares issued				372,800
Common Stock, price per share | $ / shares				$ 0.048
Debt Instrument, Converted Amount | $				$ 17,894
Debt Conversion #14
Date of Issuance				Feb. 15, 2015
Common Stock, shares issued				739,243
Common Stock, price per share | $ / shares				$ 0.048
Debt Instrument, Converted Amount | $				$ 35,730
Debt Conversion #16
Date of Issuance				Feb. 17, 2015
Common Stock, shares issued				366,440
Common Stock, price per share | $ / shares				$ 0.046
Debt Instrument, Converted Amount | $				$ 17,003
Debt Conversion #17
Date of Issuance				Feb. 23, 2015
Common Stock, shares issued				470,900
Common Stock, price per share | $ / shares				$ 0.044
Debt Instrument, Converted Amount | $				$ 20,603
Debt Conversion #18
Date of Issuance				Feb. 23, 2015
Common Stock, shares issued				366,440
Common Stock, price per share | $ / shares				$ 0.046
Debt Instrument, Converted Amount | $				$ 17,003
Debt Conversion #19
Date of Issuance				Feb. 24, 2015
Common Stock, shares issued				204,473
Common Stock, price per share | $ / shares				$ 0.046
Debt Instrument, Converted Amount | $				$ 9,488
Debt Conversion #20
Date of Issuance				Feb. 26, 2015
Common Stock, shares issued				1,050,750
Common Stock, price per share | $ / shares				$ 0.040
Debt Instrument, Converted Amount | $				$ 42,030
Debt Conversion #21
Date of Issuance				Feb. 27, 2015
Common Stock, shares issued				560,000
Common Stock, price per share | $ / shares				$ 0.048
Debt Instrument, Converted Amount | $				$ 26,880
Debt Conversion #22
Date of Issuance				Mar. 02, 2015
Common Stock, shares issued				1,215,551
Common Stock, price per share | $ / shares				$ 0.046
Debt Instrument, Converted Amount | $				$ 56,402
Debt Conversion #23
Date of Issuance				Mar. 09, 2015
Common Stock, shares issued				475,182
Common Stock, price per share | $ / shares				$ 0.071
Debt Instrument, Converted Amount | $				$ 33,900
Debt Conversion #24
Date of Issuance				Mar. 10, 2015
Common Stock, shares issued				700,000
Common Stock, price per share | $ / shares				$ 0.036
Debt Instrument, Converted Amount | $				$ 25,200
Debt Conversion #25
Date of Issuance				Mar. 20, 2015
Common Stock, shares issued				181,818
Common Stock, price per share | $ / shares				$ 0.006
Debt Instrument, Converted Amount | $				$ 10,000
Debt Conversion #26
Date of Issuance		Apr. 01, 2015		Apr. 01, 2015
Common Stock, shares issued		411,111		411,111
Common Stock, price per share | $ / shares		$ 0.04050		$ 0.04050
Debt Instrument, Converted Amount | $		$ 16,650		$ 16,650
Debt Conversion #27
Date of Issuance		Apr. 06, 2015		Apr. 06, 2015
Common Stock, shares issued		209,644		209,644
Common Stock, price per share | $ / shares		$ 0.04770		$ 0.04770
Debt Instrument, Converted Amount | $		$ 10,000		$ 10,000
Debt Conversion #28
Date of Issuance		Apr. 08, 2015		Apr. 08, 2015
Common Stock, shares issued		453,561		453,561
Common Stock, price per share | $ / shares		$ 0.03375		$ 0.03375
Debt Instrument, Converted Amount | $		$ 15,309		$ 15,309
Debt Conversion #29
Date of Issuance		Apr. 09, 2015		Apr. 09, 2015
Common Stock, shares issued		325,455		325,455
Common Stock, price per share | $ / shares		$ 0.04400		$ 0.04400
Debt Instrument, Converted Amount | $		$ 14,320		$ 14,320
Debt Conversion #30
Date of Issuance		Apr. 14, 2015		Apr. 14, 2015
Common Stock, shares issued		236,967		236,967
Common Stock, price per share | $ / shares		$ 0.04220		$ 0.04220
Debt Instrument, Converted Amount | $		$ 10,000		$ 10,000
Debt Conversion #31
Date of Issuance		Apr. 16, 2015		Apr. 16, 2015
Common Stock, shares issued		53,000		53,000
Common Stock, price per share | $ / shares		$ 0.03619		$ 0.03619
Debt Instrument, Converted Amount | $		$ 1,918		$ 1,918
Debt Conversion #32
Date of Issuance		Apr. 21, 2015		Apr. 21, 2015
Common Stock, shares issued		259,740		259,740
Common Stock, price per share | $ / shares		$ 0.03850		$ 0.03850
Debt Instrument, Converted Amount | $		$ 10,000		$ 10,000
Debt Conversion #33
Date of Issuance		Apr. 29, 2015		Apr. 29, 2015
Common Stock, shares issued		389,610		389,610
Common Stock, price per share | $ / shares		$ 0.03850		$ 0.03850
Debt Instrument, Converted Amount | $		$ 15,000		$ 15,000
Debt Conversion #34
Date of Issuance		May 04, 2015		May 04, 2015
Common Stock, shares issued		131,464		131,464
Common Stock, price per share | $ / shares		$ 0.03866		$ 0.03866
Debt Instrument, Converted Amount | $		$ 5,083		$ 5,083
Debt Conversion #35
Date of Issuance		May 12, 2015		May 12, 2015
Common Stock, shares issued		903,380		903,380
Common Stock, price per share | $ / shares		$ 0.03150		$ 0.03150
Debt Instrument, Converted Amount | $		$ 28,456		$ 28,456
Debt Conversion #36
Date of Issuance		May 20, 2015		May 20, 2015
Common Stock, shares issued		947,645		947,645
Common Stock, price per share | $ / shares		$ 0.02131		$ 0.02131
Debt Instrument, Converted Amount | $		$ 20,199		$ 20,199
Debt Conversion #37
Date of Issuance		May 20, 2015		May 20, 2015
Common Stock, shares issued		783,636		783,636
Common Stock, price per share | $ / shares		$ 0.02200		$ 0.02200
Debt Instrument, Converted Amount | $		$ 17,240		$ 17,240
Debt Conversion #38
Date of Issuance		May 27, 2015		May 27, 2015
Common Stock, shares issued		701,801		701,801
Common Stock, price per share | $ / shares		$ 0.01933		$ 0.01933
Debt Instrument, Converted Amount | $		$ 13,568		$ 13,568
Debt Conversion #39
Date of Issuance		May 29, 2015		May 29, 2015
Common Stock, shares issued		882,353		882,353
Common Stock, price per share | $ / shares		$ 0.01700		$ 0.01700
Debt Instrument, Converted Amount | $		$ 15,000		$ 15,000
Debt Conversion #40
Date of Issuance		Jun. 11, 2015		Jun. 11, 2015
Common Stock, shares issued		942,609		942,609
Common Stock, price per share | $ / shares		$ 0.01050		$ 0.01050
Debt Instrument, Converted Amount | $		$ 9,897		$ 9,897
Debt Conversion #41
Date of Issuance		Jun. 16, 2015		Jun. 16, 2015
Common Stock, shares issued		1,175,000		1,175,000
Common Stock, price per share | $ / shares		$ 0.01200		$ 0.01200
Debt Instrument, Converted Amount | $		$ 14,100		$ 14,100
Debt Conversion #42
Date of Issuance		Jun. 16, 2015		Jun. 16, 2015
Common Stock, shares issued		1,130,417		1,130,417
Common Stock, price per share | $ / shares		$ 0.01200		$ 0.01200
Debt Instrument, Converted Amount | $		$ 13,565		$ 13,565
Debt Conversion #43
Date of Issuance		Apr. 08, 2015		Apr. 08, 2015
Common Stock, shares issued		454,545		454,545
Common Stock, price per share | $ / shares		$ 0.04400		$ 0.04400
Debt Instrument, Converted Amount | $		$ 20,001		$ 20,001
Debt Conversion #44
Date of Issuance		Jun. 22, 2015		Jun. 22, 2015
Common Stock, shares issued		1,235,833		1,235,833
Common Stock, price per share | $ / shares		$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $		$ 7,415		$ 7,415
Debt Conversion #45
Date of Issuance		Jun. 22, 2015		Jun. 22, 2015
Common Stock, shares issued		2,479,924		2,479,924
Common Stock, price per share | $ / shares		$ 0.00580		$ 0.00580
Debt Instrument, Converted Amount | $		$ 14,384		$ 14,384
Debt Conversion #46
Date of Issuance		Jun. 23, 2015		Jun. 23, 2015
Common Stock, shares issued		1,292,000		1,292,000
Common Stock, price per share | $ / shares		$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $		$ 7,752		$ 7,752
Debt Conversion #47
Date of Issuance		Sep. 16, 2015		Sep. 16, 2015
Common Stock, shares issued		1,772,033		1,772,033
Common Stock, price per share | $ / shares		$ 0.00450		$ 0.00450
Debt Instrument, Converted Amount | $		$ 7,974		$ 7,974
Debt Conversion #48
Date of Issuance		Sep. 28, 2015		Sep. 28, 2015
Common Stock, shares issued		1,666,667		1,666,667
Common Stock, price per share | $ / shares		$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $		$ 10,000		$ 10,000
Debt Conversion #49
Date of Issuance		Sep. 29, 2015		Sep. 29, 2015
Common Stock, shares issued		1,770,000		1,770,000
Common Stock, price per share | $ / shares		$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $		$ 10,620		$ 10,620
Debt Conversion #50
Date of Issuance		Oct. 07, 2015		Oct. 07, 2015
Common Stock, shares issued		375,000		375,000
Common Stock, price per share | $ / shares		$ 0.0060		$ 0.0060
Debt Instrument, Converted Amount | $		$ 2,250		$ 2,250
Debt Conversion #51
Date of Issuance		Oct. 07, 2015		Oct. 07, 2015
Common Stock, shares issued		1,400,000		1,400,000
Common Stock, price per share | $ / shares		$ 0.0060		$ 0.0060
Debt Instrument, Converted Amount | $		$ 8,400		$ 8,400
Debt Conversion #52
Date of Issuance		Oct. 19, 2015		Oct. 19, 2015
Common Stock, shares issued		1,620,000		1,620,000
Common Stock, price per share | $ / shares		$ 0.0060		$ 0.0060
Debt Instrument, Converted Amount | $		$ 9,720		$ 9,720
Debt Conversion #53
Date of Issuance		Nov. 02, 2015		Nov. 02, 2015
Common Stock, shares issued		1,966,124		1,966,124
Common Stock, price per share | $ / shares		$ 0.00225		$ 0.00225
Debt Instrument, Converted Amount | $		$ 4,424		$ 4,424
Debt Conversion #54
Date of Issuance		Nov. 23, 2015		Nov. 23, 2015
Common Stock, shares issued		1,666,667		1,666,667
Common Stock, price per share | $ / shares		$ 0.0060		$ 0.0060
Debt Instrument, Converted Amount | $		$ 10,000		$ 10,000
Debt Conversion #55
Date of Issuance		Nov. 30, 2015		Nov. 30, 2015
Common Stock, shares issued		2,591,323		2,591,323
Common Stock, price per share | $ / shares		$ 0.00650		$ 0.00650
Debt Instrument, Converted Amount | $		$ 16,844		$ 16,844
Debt Conversion #56
Date of Issuance		Dec. 09, 2015		Dec. 09, 2015
Common Stock, shares issued		775,991		775,991
Common Stock, price per share | $ / shares		$ 0.00225		$ 0.00225
Debt Instrument, Converted Amount | $		$ 1,746		$ 1,746
Debt Conversion #57
Date of Issuance		Dec. 17, 2015		Dec. 17, 2015
Common Stock, shares issued		919,319		919,319
Common Stock, price per share | $ / shares		$ 0.00580		$ 0.00580
Debt Instrument, Converted Amount | $		$ 5,332		$ 5,332
Debt Conversion #58
Date of Issuance		Dec. 28, 2015		Dec. 28, 2015
Common Stock, shares issued		596,200		596,200
Common Stock, price per share | $ / shares		$ 0.00225		$ 0.00225
Debt Instrument, Converted Amount | $		$ 1,341		$ 1,341
Debt Conversion #59
Date of Issuance		Dec. 28, 2015		Dec. 28, 2015
Common Stock, shares issued		2,950,000		2,950,000
Common Stock, price per share | $ / shares		$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $		$ 17,700		$ 17,700
Debt Conversion #60
Date of Issuance		Dec. 28, 2015		Dec. 28, 2015
Common Stock, shares issued		2,384,167		2,384,167
Common Stock, price per share | $ / shares		$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $		$ 14,305		$ 14,305
Debt Conversion #61
Date of Issuance		Dec. 28, 2015		Dec. 28, 2015
Common Stock, shares issued		2,579,916		2,579,916
Common Stock, price per share | $ / shares		$ 0.00580		$ 0.00580
Debt Instrument, Converted Amount | $		$ 14,963		$ 14,963
Debt Conversion #62
Date of Issuance		Dec. 29, 2015		Dec. 29, 2015
Common Stock, shares issued		1,399,167		1,399,167
Common Stock, price per share | $ / shares		$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $		$ 8,395		$ 8,395
Debt Conversion #63
Date of Issuance		Dec. 29, 2015		Dec. 29, 2015
Common Stock, shares issued		1,278,333		1,278,333
Common Stock, price per share | $ / shares		$ 0.00600		$ 0.00600
Debt Instrument, Converted Amount | $		$ 7,670		$ 7,670
Debt Conversion #64
Date of Issuance		Dec. 30, 2015		Dec. 30, 2015
Common Stock, shares issued		2,956,248		2,956,248
Common Stock, price per share | $ / shares		$ 0.00225		$ 0.00225
Debt Instrument, Converted Amount | $		$ 6,651		$ 6,651
2013 Stock Option Plan Amendment
Date of Agreement		Jan. 12, 2015		Jan. 12, 2015
Options granted, number of shares		672,533		672,533
Exercise price | $ / shares		$ 0.17		$ 0.17
Stock-based compensation | $		$ 50,448		$ 50,448
2013 Stock Option Plan Amdt #2
Date of Agreement		Apr. 06, 2015		Apr. 06, 2015
Options granted, number of shares		2,712,535		2,712,535
Exercise price | $ / shares		$ 0.08		$ 0.08
Stock-based compensation | $		$ 9,316		$ 9,316
2013 Stock Option Plan Amdt #3
Date of Agreement		Aug. 04, 2015		Aug. 04, 2015
Options granted, number of shares		3,712,535		3,712,535
Exercise price | $ / shares		$ 0.02		$ 0.02
Stock-based compensation | $		$ 47,463		$ 47,463
Debt Conversion #65
Date of Issuance		Jan. 04, 2016		Jan. 04, 2016
Common Stock, shares issued		3,223,213		3,223,213
Common Stock, price per share | $ / shares		$ 0.006		$ 0.006
Debt Instrument, Converted Amount | $		$ 19,339		$ 19,339
Debt Conversion #66
Date of Issuance		Jan. 05, 2016		Jan. 05, 2016
Common Stock, shares issued		3,603,227		3,603,227
Common Stock, price per share | $ / shares		$ 0.00225		$ 0.00225
Debt Instrument, Converted Amount | $		$ 8,107		$ 8,107
Debt Conversion #67
Date of Issuance		Jan. 06, 2016		Jan. 06, 2016
Common Stock, shares issued		2,678,333		2,678,333
Common Stock, price per share | $ / shares		$ 0.006		$ 0.006
Debt Instrument, Converted Amount | $		$ 16,070		$ 16,070
Debt Conversion #68
Date of Issuance		Jan. 06, 2016		Jan. 06, 2016
Common Stock, shares issued		2,861,607		2,861,607
Common Stock, price per share | $ / shares		$ 0.0058		$ 0.0058
Debt Instrument, Converted Amount | $		$ 16,597		$ 16,597
Debt Conversion #69
Date of Issuance		Feb. 16, 2016		Feb. 16, 2016
Common Stock, shares issued		4,220,400		4,220,400
Common Stock, price per share | $ / shares		$ 0.00034		$ 0.00034
Debt Instrument, Converted Amount | $		$ 1,424		$ 1,424
Debt Conversion #70
Date of Issuance		Feb. 17, 2016		Feb. 17, 2016
Common Stock, shares issued		8,443,272		8,443,272
Common Stock, price per share | $ / shares		$ 0.00152		$ 0.00152
Debt Instrument, Converted Amount | $		$ 12,800		$ 12,800
Debt Conversion #71
Date of Issuance		Feb. 23, 2016		Feb. 23, 2016
Common Stock, shares issued		4,218,182		4,218,182
Common Stock, price per share | $ / shares		$ 0.0011		$ 0.0011
Debt Instrument, Converted Amount | $		$ 4,640		$ 4,640
Debt Conversion #72
Date of Issuance		Feb. 23, 2016		Feb. 23, 2016
Common Stock, shares issued		4,200,871		4,200,871
Common Stock, price per share | $ / shares		$ 0.00073		$ 0.00073
Debt Instrument, Converted Amount | $		$ 3,086		$ 3,086
Debt Conversion #73
Date of Issuance		Feb. 24, 2016		Feb. 24, 2016
Common Stock, shares issued		4,419,970		4,419,970
Common Stock, price per share | $ / shares		$ 0.00034		$ 0.00034
Debt Instrument, Converted Amount | $		$ 1,492		$ 1,492
Debt Conversion #74
Date of Issuance		Feb. 25, 2016		Feb. 25, 2016
Common Stock, shares issued		2,638,987		2,638,987
Common Stock, price per share | $ / shares		$ 0.00114		$ 0.00114
Debt Instrument, Converted Amount | $		$ 3,000		$ 3,000
Debt Conversion #75
Date of Issuance		Feb. 25, 2016		Feb. 25, 2016
Common Stock, shares issued		4,218,182		4,218,182
Common Stock, price per share | $ / shares		$ 0.0011		$ 0.0011
Debt Instrument, Converted Amount | $		$ 4,640		$ 4,640
Debt Conversion #76
Date of Issuance		Mar. 01, 2016		Mar. 01, 2016
Common Stock, shares issued		5,834,458		5,834,458
Common Stock, price per share | $ / shares		$ 0.00022		$ 0.00022
Debt Instrument, Converted Amount | $		$ 1,313		$ 1,313
Debt Conversion #77
Date of Issuance		Mar. 02, 2016		Mar. 02, 2016
Common Stock, shares issued		5,831,642		5,831,642
Common Stock, price per share | $ / shares		$ 0.00079		$ 0.00079
Debt Instrument, Converted Amount | $		$ 4,600		$ 4,600
Debt Conversion #78
Date of Issuance		Mar. 02, 2016		Mar. 02, 2016
Common Stock, shares issued		2,586,410		2,586,410
Common Stock, price per share | $ / shares		$ 0.00064		$ 0.00064
Debt Instrument, Converted Amount | $		$ 1,650		$ 1,650
Debt Conversion #79
Date of Issuance		Mar. 02, 2016		Mar. 02, 2016
Common Stock, shares issued		11,650,000		11,650,000
Common Stock, price per share | $ / shares		$ 0.0008		$ 0.0008
Debt Instrument, Converted Amount | $		$ 9,332		$ 9,332
Debt Conversion #80
Date of Issuance		Mar. 07, 2016		Mar. 07, 2016
Common Stock, shares issued		6,546,292		6,546,292
Common Stock, price per share | $ / shares		$ 0.00043		$ 0.00043
Debt Instrument, Converted Amount | $		$ 2,799		$ 2,799
Debt Conversion #81
Date of Issuance		Mar. 11, 2016		Mar. 11, 2016
Common Stock, shares issued		4,147,500		4,147,500
Common Stock, price per share | $ / shares		$ 0.00046		$ 0.00046
Debt Instrument, Converted Amount | $		$ 1,924		$ 1,924
Debt Conversion #82
Date of Issuance		Mar. 14, 2016		Mar. 14, 2016
Common Stock, shares issued		7,125,777		7,125,777
Common Stock, price per share | $ / shares		$ 0.00032		$ 0.00032
Debt Instrument, Converted Amount | $		$ 2,245		$ 2,245
Debt Conversion #83
Date of Issuance		Mar. 15, 2016		Mar. 15, 2016
Common Stock, shares issued		7,454,098		7,454,098
Common Stock, price per share | $ / shares		$ 0.00045		$ 0.00045
Debt Instrument, Converted Amount | $		$ 3,329		$ 3,329
Debt Conversion #84
Date of Issuance		Mar. 15, 2016		Mar. 15, 2016
Common Stock, shares issued		11,450,000		11,450,000
Common Stock, price per share | $ / shares		$ 0.00046		$ 0.00046
Debt Instrument, Converted Amount | $		$ 5,210		$ 5,210
Debt Conversion #85
Date of Issuance		Mar. 22, 2016		Mar. 22, 2016
Common Stock, shares issued		8,957,888		8,957,888
Common Stock, price per share | $ / shares		$ 0.00027		$ 0.00027
Debt Instrument, Converted Amount | $		$ 2,419		$ 2,419
Debt Conversion #86
Date of Issuance		Mar. 22, 2016		Mar. 22, 2016
Common Stock, shares issued		7,200,486		7,200,486
Common Stock, price per share | $ / shares		$ 0.00033		$ 0.00033
Debt Instrument, Converted Amount | $		$ 2,367		$ 2,367
Debt Conversion #87
Date of Issuance		Mar. 22, 2016		Mar. 22, 2016
Common Stock, shares issued		11,682,000		11,682,000
Common Stock, price per share | $ / shares		$ 0.00046		$ 0.00046
Debt Instrument, Converted Amount | $		$ 5,315		$ 5,315
Debt Conversion #88
Date of Issuance		Mar. 28, 2016		Mar. 28, 2016
Common Stock, shares issued		8,958,779		8,958,779
Common Stock, price per share | $ / shares		$ 0.00022		$ 0.00022
Debt Instrument, Converted Amount | $		$ 1,986		$ 1,986
Asset Assign Agmt #2
Date of Agreement		Oct. 06, 2014		Oct. 06, 2014
Common Stock, shares issued		2,207,920		2,207,920
Deemed Dividend | $				$ 7,822,235
Asset Assign Agmt
Date of Agreement		Jul. 18, 2015		Jul. 18, 2015
Common Stock, shares issued		827,670		827,670
Series A Preferred Stock, shares issued		6,000,000		6,000,000
Shares Issued, Value | $		$ 123,973		$ 123,973
Sale Agmt
Shares agreed to cancel		2,625,210		2,625,210
Shares returned to treasury		5,002,554		5,002,554
Date of Agreement		Jul. 19, 2013		Jul. 19, 2013
Consultant
Shares issued for services				25,000
Shares issued for services, value | $				$ 300,000
Exercise Date				May 07, 2014
Stock Deposits
Common Stock, shares issued				14,690
Shares Issued, Value | $				$ 147,050
Exercise Date				Jun. 16, 2014
Legal Services
Shares issued for services				10,000
Shares issued for services, value | $				$ 60,000
Exercise Date				Jul. 01, 2014
Loss on issuance of stock | $				$ (30,000)
CEO
Date of Agreement				Oct. 06, 2014
Shares issued for services				80,000
Attorney
Date of Agreement				Oct. 06, 2014
Shares issued for services				40,000
Attorney & CEO
Shares issued for services, value | $				$ 429,600
Vendor
Date of Agreement				Nov. 19, 2014
Shares issued for services				5,000
Shares issued for services, value | $				$ 6,450
Investment Agmt
Date of Agreement				Aug. 13, 2014
Shares issued for services				799,619
Shares issued for services, value | $				$ 220,000
Sale of Stock #1
Issuance of common stock for cash, shares		100,381		100,381
Issuance of common stock for cash, amount | $		$ 5,405		$ 5,405
Date of Issuance		Apr. 22, 2015		Apr. 22, 2015
Sale of Stock #2
Issuance of common stock for cash, shares		1,542,455		1,542,455
Issuance of common stock for cash, amount | $		$ 10,797		$ 10,797
Date of Issuance		Jun. 25, 2015		Jun. 25, 2015
Sale of Stock #3
Issuance of common stock for cash, shares		1,619,423		1,619,423
Issuance of common stock for cash, amount | $		$ 11,336		$ 11,336
Date of Issuance		Jul. 07, 2015		Jul. 07, 2015
Sale of Stock #4
Issuance of common stock for cash, shares		1,439,282		1,439,282
Issuance of common stock for cash, amount | $		$ 10,075		$ 10,075
Date of Issuance		Jul. 15, 2015		Jul. 15, 2015
Sale of Stock #5
Issuance of common stock for cash, shares		1,648,840		1,648,840
Issuance of common stock for cash, amount | $		$ 11,542		$ 11,542
Date of Issuance		Oct. 27, 2015		Oct. 27, 2015